Disposal groups classified as held for sale (Tables)	9 Months Ended
Sep. 30, 2025
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € thousands (K)

	September 30, 2025	December 31, 2024
Cash and cash equivalents	274	5,141
Trade accounts and other receivables from unrelated parties	881	27,085
Property, plant and equipment	922	16,346
Right-of-use assets	2,037	5,915
Goodwill(1)	36,382	92,557
Other	4,194	13,969
Assets held for sale	44,690	161,013

Accounts payable to unrelated parties	61	1,628
Lease liabilities	1,919	6,097
Provisions and other liabilities	349	19,786
Liabilities directly associated with assets held for sale	2,329	27,511
(1)Goodwill was allocated to the disposal groups on a relative fair value basis.